Balance Sheet Components - Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total property and equipment	$ 8,133	$ 4,912
Accumulated depreciation and amortization	(2,841)	(1,264)
Property and equipment, net	5,292	3,648
Depreciation and amortization expense	1,609	711	$ 404
Capitalized internal-use software
Total property and equipment	6,167	3,554
Computer equipment and servers
Total property and equipment	631	458
Furniture and fixtures
Total property and equipment	184	238
Leasehold improvements
Total property and equipment	114	143
Construction in progress
Total property and equipment	$ 1,037	$ 519